Basis of Presentation and Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Basis of Presentation and Significant Accounting Policies (Tables) [Line Items]
Schedule of Finite-Lived Intangible Assets, Useful Life	The following table summarizes the estimated useful lives used to amortize definite lived intangible assets:
Intangible Asset Classification	Useful Life
Developed Technology	20

Schedule of Property, Plant, and Equipment Useful Life	The following table summarizes the estimated useful lives used to depreciate property, plant and equipment and assets:
Asset Classification	Useful Life
Furniture and Equipment	4 – 7
Demonstration Plant	7
Construction in Progress	—

Schedule of Basic and Diluted Net Income (loss) Per Share

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the period from June 8, 2023 through June 30, 2023 (Successor):

Class A
Numerator
Net loss	$(110,586)
Net loss attributable to shareholders	$(35,017)
Denominator
Weighted-average number shares outstanding, basic and diluted	67,404,794
Net loss per share attributable to shareholders, basic and diluted	$(0.52)

The following table sets forth the computation of the Company’s basic and diluted net loss per unit for the three month and six month periods ended June 30, 2022 (Predecessor) and for the period from January 1, 2023 through June 7, 2023 (Predecessor), respectively:

	Period from April 1 – June 7, 2023 (Predecessor)	Period from January 1 – June 7, 2023 (Predecessor)	Three Months Ended June 30, 2022 (Predecessor)	Six Months Ended June 30, 2022 (Predecessor)
Numerator:
Net loss	$(17,109)	$(34,176)	$(13,767)	$(25,114)
Net loss attributable to membership interest holders	(17,109)	(34,176)	(13,767)	(25,114)
Denominator:
Weighted-average number membership interests outstanding, basic and diluted	3,791,634	3,766,871	3,715,971	3,685,699
Net loss per unit attributable to membership interest holders, basic and diluted	$(4.51)	$(9.07)	$(3.70)	$(6.81)

RICE ACQUISITION CORP. II [Member]
Basis of Presentation and Significant Accounting Policies (Tables) [Line Items]
Schedule of Basic and Diluted Net Income (loss) Per Share	The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:
	For the Three Months Ended March 31, 2023		For the Three Months Ended March 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(1,855,423)	$(463,822)	$13,517,410	$3,379,108

Denominator:
Basic and diluted weighted average ordinary shares outstanding	34,502,500	8,625,000	34,502,500	8,625,000
Basic and diluted net (loss) income per ordinary share	$(0.05)	$(0.05)	$0.39	$0.39
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:
	For the Year Ended December 31, 2022		For the Period from February 2, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$3,252,145	$812,977	$(7,042,556)	$(2,754,733)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	34,502,500	8,625,000	20,412,350	7,984,399

Basic and diluted net income (loss) per ordinary share	$0.09	$0.09	$(0.35)	$(0.35)